Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Significant Accounting Policies

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Plan are prepared using the accrual method of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”).

Estimates

The preparation of financial statements in conformity with GAAP requires the Plan's management to make estimates and assumptions that affect certain reported amounts of assets, liabilities and changes therein, and disclosures. Actual results may differ from those estimates.

Investment Valuation and Income Recognition

The Plan’s investments in mutual funds and the Company's common stock are stated at fair value using quoted market prices. The collective trust funds and pooled separate accounts are valued at net asset value (“NAV”), as provided by the Trustee, which is used as a practical expedient to estimate fair value. The collective trust funds are valued at the NAV of units of a collective trust and the NAV is based on the fair value of the underlying investments held by the funds less liabilities. The pooled separate accounts are valued at the NAV of units of the pooled separate accounts and the NAV is determined by the issuer of the accounts based on the fair value of the underlying investments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan's management utilizes information provided by the Trustee to determine the valuation of the Plan's investments. See the “Fair Value Measurements” disclosure in Note 3 for a discussion of fair value measurements.

The Plan's insurance contract investment is a fully benefit-responsive investment contract that is reported at contract value. Because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan, it is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to a fully benefit-responsive investment contract.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Contributions Receivable from Participants and Employer

The contributions receivable from participants and Employer are related to contributions from compensation paid prior to the Plan's year-end, but where contributions have not yet been deposited in the Plan, in accordance with the ERISA definition of “plan assets.”

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan.

Payment of Benefits

Benefits paid to participants are recorded upon distribution.

Administrative Expenses

Administrative expenses of the Plan are paid by either the Plan or the Company, as provided in the Plan document. Certain administrative functions of the Plan are performed by the employees of the Company. No such employee receives compensation from the Plan. Recordkeeping fees and expenses relating to specific participant transactions, such as participant loans and distributions, are charged directly to the participant’s account.